Operating Segments (Details) - Schedule of Revenues from the Company’s Operations - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Segments (Details) - Schedule of Revenues from the Company’s Operations [Line Items]
Total revenues	€ 48,834	€ 52,241	€ 44,705
Spanish PV segment [Member]
Operating Segments (Details) - Schedule of Revenues from the Company’s Operations [Line Items]
Total revenues	2,791	3,264	2,587
Ellomay Solar PV segment (Spain) [Member]
Operating Segments (Details) - Schedule of Revenues from the Company’s Operations [Line Items]
Total revenues	4,051	3,597
Talasol PV segment (Spain) [Member]
Operating Segments (Details) - Schedule of Revenues from the Company’s Operations [Line Items]
Total revenues	24,971	32,740	29,432
Netherlands biogas segment [Member]
Operating Segments (Details) - Schedule of Revenues from the Company’s Operations [Line Items]
Total revenues	€ 17,021	€ 12,640	€ 12,686